Derivative Liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of assumptions for derivative liabilities

	As of September 30, 2025
	Conversion Option	Warrants

Volatility	772.85%	772.85%
Dividend Yield	0%	0%
Risk-free rate	3.68%	3.68%
Expected term	1 year	1-1.40 years
Stock price	$0.039	$0.039
Exercise price	$0.01	$0.01
Derivative liability fair value	$2,972,586	$18,573,882
Number of shares issued upon conversion, exercise, or satisfaction of required conditions as of September 30, 2025	75,270,000	476,500,000

	As of December 31, 2024
	Conversion Option	Warrants

Volatility	406.93%	301.31%
Dividend Yield	0%	0%
Risk-free rate	4.16%	4.27%
Expected term	1 year	1.71-2.15 years
Stock price	$0.003	$0.003
Exercise price	$0.0004-0.01	$0.5
Derivative liability fair value	$1,973,641	$19,112
Number of shares issued upon conversion, exercise, or satisfaction of required conditions as of December 31, 2024	668,516,113	9,530,000

Schedule of fair value of derivative liability

Fair value as of December 31, 2024	$1,992,754
Establishment of derivative liability upon issuance of notes	5,876,133
Establishment of derivative liability on tainted warrants	32,395,489
Extinguishment due to conversion	(919,357)
Change in fair value of derivatives	(17,798,551)
Fair value as of September 30, 2025	$21,546,468